Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

Summary information for the reportable segments during the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$570,675	$-	$293,189	$-	$863,864
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	611,363	456,085	304,176	690	1,372,314

Property operating expenses	-	(314,142)	(64,436)	-	(378,578)
Net operating income from continuing operations(1)	611,363	141,943	239,740	690	993,736

Reconciling items:
Interest expense	(4,764)	(46,342)	(27,539)	(228,884)	(307,529)
Depreciation and amortization	(164,494)	(138,192)	(101,866)	-	(404,552)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
Gain (loss) on extinguishment of debt	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$414,112	$(77,940)	$102,422	$(305,395)	$133,199
Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$306,733	$-	$203,578	$-	$510,311
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	346,295	51,006	209,242	2,874	609,417

Property operating expenses	-	(32,621)	(45,842)	-	(78,463)
Net operating income from continuing operations(1)	346,295	18,385	163,400	2,874	530,954

Reconciling items:
Interest expense	36	(7,794)	(20,261)	(113,129)	(141,148)
Depreciation and amortization	(87,250)	(15,504)	(70,122)	-	(172,876)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Gain (loss) on extinguishment of debt	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operation before income taxes and income from unconsolidated entities	$200,994	$(25,849)	$66,597	$(189,953)	$51,789

Total assets	$4,756,896	$1,080,416	$3,389,441	$224,981	$9,451,734

Year Ended December 31, 2009:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$268,119	$-	$159,078	$-	$427,197
Interest income	35,945	-	4,940	-	40,885
Other income	5,309	-	1,309	1,170	7,788
Total revenues	309,373	-	165,327	1,170	475,870

Property operating expenses	-	-	(41,689)	-	(41,689)
Net operating income from continuing operations(1)	309,373	-	123,638	1,170	434,181

Reconciling items:
Interest expense	5,206	-	(15,272)	(76,566)	(86,632)
Depreciation and amortization	(70,366)	-	(55,172)	-	(125,538)
General and administrative	-	-	-	(49,691)	(49,691)
Gain (loss) on extinguishment of debt	(2,057)	-	(3,781)	(19,269)	(25,107)
Provision for loan losses	(23,261)	-	-	-	(23,261)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$218,895	$-	$49,413	$(144,356)	$123,952

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  Net operating income from continuing operations (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
  Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information.